Restricted assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 41,310	$ 262,197
Bonds Due 2023 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	0	45,977
Bonds Due 2024 [member]
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 41,310	$ 216,220